Securities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Securities

NOTE 7:  SECURITIES

Remaining Terms to Maturities of Securities

The remaining terms to contractual maturities of the securities held by the Bank are shown on the following table.

Securities Maturity Schedule
(millions of Canadian dollars)								As at
							October 31 2019	October 31 2018
	Remaining terms to maturities[1]
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Trading securities
Government and government-related securities
Canadian government debt
Federal	$4,159	$3,212	$1,219	$1,519	$807	$–	$10,916	$14,462
Provinces	1,979	982	1,017	1,381	3,159	–	8,518	7,538
U.S. federal, state, municipal governments, and agencies debt	2,417	8,140	3,105	2,085	3,386	–	19,133	19,732
Other OECD government-guaranteed debt	1,202	794	961	868	307	–	4,132	3,324
Mortgage-backed securities
Residential	474	676	453	–	–	–	1,603	1,946

Commercial	24	–	50	69	–	–	143	83

	10,255	13,804	6,805	5,922	7,659	–	44,445	47,085
Other debt securities
Canadian issuers	694	1,177	1,412	1,190	659	–	5,132	5,631

Other issuers	3,010	5,926	2,909	1,273	430	–	13,548	14,475

	3,704	7,103	4,321	2,463	1,089	–	18,680	20,106
Equity securities
Common shares	–	–	–	–	–	56,119	56,119	43,752

Preferred shares	–	–	–	–	–	57	57	59

	–	–	–	–	–	56,176	56,176	43,811

Retained interests	–	3	8	8	–	–	19	25

Total trading securities	$13,959	$20,910	$11,134	$8,393	$8,748	$56,176	$119,320	$111,027

Financial assets designated at fair value through profit or loss
Government and government-related securities
Canadian government debt
Federal	$148	$–	$–	$–	$16	$–	$164	$45
Provinces	143	6	107	33	99	–	388	454
U.S. federal, state, municipal governments, and agencies debt	–	67	–	–	–	–	67	127

Other OECD government-guaranteed debt	697	9	88	–	–	–	794	771

	988	82	195	33	115	–	1,413	1,397
Other debt securities
Canadian issuers	24	564	764	529	7	–	1,888	1,609

Other issuers	200	285	239	15	–	–	739	612

	224	849	1,003	544	7	–	2,627	2,221

Total financial assets designated at fair value through profit or loss	$1,212	$931	$1,198	$577	$122	$–	$4,040	$3,618

Securities at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	$4,165	$4,104	$283	$607	$504	$–	$9,663	$12,731
Provinces	1,168	2,255	2,199	7,091	214	–	12,927	9,507
U.S. federal, state, municipal governments, and
agencies debt	7,798	19,533	3,188	3,002	7,216	–	40,737	45,766
Other OECD government-guaranteed debt	5,162	8,524	250	471	–	–	14,407	20,096

Mortgage-backed securities	907	4,370	160	–	–	–	5,437	6,633

	19,200	38,786	6,080	11,171	7,934	–	83,171	94,733
Other debt securities
Asset-backed securities	61	4,188	4,490	2,490	4,659	–	15,888	21,969
Non-agency collateralized mortgage obligation portfolio	–	–	–	–	247	–	247	472

Corporate and other debt	1,021	4,016	895	1,879	23	–	7,834	8,507

	1,082	8,204	5,385	4,369	4,929	–	23,969	30,948
Equity securities
Common shares	–	–	–	–	–	1,598	1,598	1,804

Preferred shares	–	–	–	–	–	242	242	370

	–	–	–	–	–	1,840	1,840	2,174

Total securities at fair value through other comprehensive income	$20,282	$46,990	$11,465	$15,540	$12,863	$1,840	$108,980	$127,855
[1]	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Securities Maturity Schedule (continued)
(millions of Canadian dollars)								As at
							October 31 2019	October 31 2018
	Remaining terms to maturities[1]
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities
Canadian government debt
Federal	$992	$515	$872	$435	$1,957	$–	$4,771	$4,922
Provinces	–	40	766	1,243	222	–	2,271	782
U.S. federal, state, municipal governments, and agencies debt	1,365	3,744	9,286	12,173	16,646	–	43,214	29,148

Other OECD government guaranteed debt	7,161	10,138	9,512	1,208	–	–	28,019	25,683

	9,518	14,437	20,436	15,059	18,825	–	78,275	60,535
Other debt securities
Asset-backed securities	11	5,053	8,950	4,049	10,700	–	28,763	23,709
Non-agency collateralized mortgage obligation portfolio	–	–	–	–	16,236	–	16,236	15,867
Canadian issuers	–	–	–	99	–	–	99	–

Other issuers	1,649	2,454	2,601	418	2	–	7,124	7,060

	1,660	7,507	11,551	4,566	26,938	–	52,222	46,636

Total debt securities at amortized cost, net of allowance for credit losses	11,178	21,944	31,987	19,625	45,763	–	130,497	107,171
Total securities	$46,631	$90,775	$55,784	$44,135	$67,496	$58,016	$362,837	$349,671
[1]	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at October 31.

Unrealized Securities Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)									As at
				October 31, 2019					October 31, 2018
	Cost/ amortized cost	[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost	[1]	Gross unrealized gains	Gross unrealized (losses )	Fair value
Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$9,603		$62	$(2)	$9,663	$12,740		$38	$(47)	$12,731
Provinces	12,890		77	(40)	12,927	9,443		75	(11)	9,507
U.S. federal, state, municipal governments, and agencies debt	40,703		86	(52)	40,737	45,857		265	(356)	45,766
Other OECD government guaranteed debt	14,394		21	(8)	14,407	20,034		65	(3)	20,096

Mortgage-backed securities	5,407		31	(1)	5,437	6,575		59	(1)	6,633

	82,997		277	(103)	83,171	94,649		502	(418)	94,733
Other debt securities
Asset-backed securities	15,890		29	(31)	15,888	21,901		87	(19)	21,969
Non-agency collateralized mortgage obligation portfolio	247		–	–	247	471		1	–	472

Corporate and other debt	7,832		27	(25)	7,834	8,534		31	(58)	8,507

	23,969		56	(56)	23,969	30,906		119	(77)	30,948

Total debt securities	106,966		333	(159)	107,140	125,555		621	(495)	125,681
Equity securities
Common shares	1,594		31	(27)	1,598	1,725		118	(39)	1,804

Preferred shares	302		4	(64)	242	376		20	(26)	370

	1,896		35	(91)	1,840	2,101		138	(65)	2,174
Total securities at fair value through other comprehensive income	$108,862		$368	$(250)	$108,980	$127,656		$759	$(560)	$127,855
[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the year ended
	October 31, 2019	October 31, 2018	October 31, 2019	October 31, 2018
		Fair value	Dividend income recognized
Common shares	$1,598	$1,804	$64	$71

Preferred shares	242	370	15	16
Total	$1,840	$2,174	$79	$87

The Bank disposed of certain equity securities in line with the Bank's investment strategy with a fair value of $323 million during the year ended October 31, 2019 (October 31, 2018 – $22 million). The Bank realized a cumulative gain (loss) of $68 million during the year ended October 31, 2019 (October 31, 2018 – $2 million), on disposal of these equity securities and recognized dividend income of $3 million during the year ended October 31, 2019 (October 31, 2018 – nil).

Net Securities Gains (Losses)

(millions of Canadian dollars)	For the year ended
	October 31 2019	October 31 2018
Debt securities at amortized cost
Net realized gains (losses)	$49	$76
Debt securities at fair value through other comprehensive income
Net realized gains (losses)	29	35
Total	$78	$111

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a BRR and FRR, as detailed in the shaded area of the "Managing Risk" section of the 2019 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
			October 31, 2019					October 31, 2018
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$235,475	$–	$	n/a	$235,475	$230,488	$–	$	n/a	$230,488
Non-Investment grade	2,109	54		n/a	2,163	2,140	54		n/a	2,194
Watch and classified	n/a	–		n/a	–	n/a	11		n/a	11
Default	n/a	n/a		–	–	n/a	n/a		234	234
Total debt securities	237,584	54		–	237,638	232,628	65		234	232,927
Allowance for credit losses on debt securities at amortized cost	1	–		–	1	1	4		70	75
Debt securities, net of allowance	$237,583	$54		$–	$237,637	$232,627	$61		$164	$232,852

As at October 31, 2019, the allowance for credit losses on debt securities was $4 million (October 31, 2018 – $80 million), comprised of $1 million (October 31, 2018 – $75 million) for debt securities at amortized cost (DSAC) and $3 million (October 31, 2018 – $5 million) for debt securities at FVOCI. For the year ended October 31, 2019, the Bank reported a provision (recovery) for credit losses of $1 million (October 31, 2018 – provision (recovery) of credit losses of $(2) million) on DSAC. For the year ended October 31, 2019, the Bank reported a provision (recovery) of credit losses of $(2) million (October 31, 2018 – provision (recovery) for credit losses of $10 million) on debt securities at FVOCI.

The difference between probability-weighted ECL and base ECL on debt securities at FVOCI and at amortized cost as at both October 31, 2019 and October 31, 2018, was insignificant. Refer to Note 3 for further details.